Cash Flow Information (Tables)	6 Months Ended
Dec. 31, 2025
Cash Flow Information [Abstract]
Schedule of Cash Flow Information
	31 December 2025 $ (Unaudited)	31 December 2024 $ (Unaudited)
Reconciliation from net loss after tax to net cash used in operations
Net (loss)	(120,375,292)	(18,936,454)
Non-cash flows included in operating loss:
Depreciation	763	871
Amortisation	5,491	5,098
Gain on derecognition of warrants	(10,872,829)	-
(Loss)/gain on fair value of warrants (note 11)	80,139,141	(1,590,162)
Loss on extinguishment of liability	326,000	-
Due diligence expenses (classified as investing activities)	-	(225,000)
Finance (cost)	21,875,310	(578,611)
Share based payment expense (note 15)	18,665,164	17,922,048
Issue of shares to directors and management in lieu of fees	-	819,925
Share of net losses of associate	(1,680)	(1,714)
Share of net profits of JV accounted for using the equity method (note 8)	(35,096)	(100,994)
Foreign exchange (loss)/gain	(32,670)	(372,166)
Changes in assets and liabilities:
Decrease in trade and other receivables	14,648	435,266
Decrease in prepaid expenses	954,633	1,645,180
(Increase) in restricted cash and other deposits, net	(245,824)	-
(Increase) in trade and other payables, net	(6,802,465)	(1,329,879)
Decrease in provisions	2,515	911
(Increase) in funding from related party	(3,499,524)	-
(Increase)/decrease in other movements	718,811	(283,205)
Net cash (used in) operating activities	(19,162,904)	(2,588,886)